LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Leases [Abstract]
Right of use assets	$ 679,850			$ 1,000,000
Lease liabilities	685,511			$ 1,000,000
Operating lease expense	408,410	$ 387,191	$ 314,718
Operating lease commitments	$ 40,681